Digital Assets - Schedule of Digital Asset Holdings (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
BTC [Member]
Schedule of Digital Asset Holdings [Line Items]
Valuation method	[1]	Fair value
Holdings	[1]	30
Cost Basis	[1]	$ 3,422,103
Fair value	[1]	$ 2,625,574
USDT [Member]
Schedule of Digital Asset Holdings [Line Items]
Valuation method		Cost method
Holdings		77,369
Cost Basis		$ 77,369
Fair value		77,369
Total digital assets [Member]
Schedule of Digital Asset Holdings [Line Items]
Cost Basis		3,499,472
Fair value		$ 2,702,943

[1]	The fair value per unit of BTC as of December 31, 2025 was approximately $87,519, as quoted in the active market.